Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000247041
Shareholder Report [Line Items]
Fund Name	Swan Enhanced Dividend Income ETF
Trading Symbol	SCLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-383-7259
Additional Information Website	https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: the Fund completed its first full year of operations. This Fund has an objective of total return, seeking both sustainable income and capital appreciation, via actively managed covered call-writing on a quality dividend growth stock portfolio. For the one-year ended June 30, 2026, the Fund had a total return of 15.17% underperforming the 17.34% return of its benchmark, the Cboe S&P 500 BuyWrite (BXM) Index. The Fund completed its first full year under its elevated and more frequent distribution schedule. Previously, the Fund had an annual distribution rate of about 6%, paid in quarterly installments. Over the last year, the Fund has averaged an annual distribution rate of around 8%, paid monthly.

Core Equity: the Fund completed the transition of its core equity portfolio from a value-tilted portfolio to a portfolio more in-line with the characteristics of the S&P 500. This was intended to reduce basis risk. The transition was completed over the summer of 2025. Over the one-year ended June 30, 2026 the price return of the Fund’s equity portfolio was 26.76%, exceeding the 22.32% total return of the S&P 500.

Dividends: the dividends paid on the core equity component of the portfolio contributed to the Fund’s return, adding 1.10% to the total.

Call Writing: covered call writing strategies tend to do best when markets are gently rising or are down. Conversely, when markets are up significantly, call writing is likely to produce losses. This dynamic played out as expected over the 12-month period ended June 30, 2026. The Fund’s call writing generated positive returns during the fourth quarter of 2025 and first quarter of 2026. However, during the third quarter of 2025 and second quarter of 2026 the call writing was detrimental. For the year, the call writing segment had a -9.41% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Feb-2024	$10,000	$10,000	$10,000
Jun-2024	$10,354	$10,415	$10,824
Jun-2025	$11,507	$11,482	$12,466
Jun-2026	$13,253	$13,474	$15,248

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	15.17%	12.78%
CBOE S&P 500® BuyWrite Index	17.34%	13.57%
S&P 500® Index	22.32%	19.73%

Performance Inception Date	Feb. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,604,619
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 122,223
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,604,619
Number of Portfolio Holdings	101
Advisory Fee	$122,223
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.3%
Short-Term Investment	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity Option	-2.8%
Money Market Funds	1.7%
Real Estate	1.8%
Materials	1.9%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.6%
Financials	7.8%
Industrials	7.8%
Health Care	8.9%
Consumer Discretionary	9.4%
Communications	10.9%
Technology	42.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	7.9%
Apple, Inc.	6.2%
NVIDIA Corporation	6.0%
Alphabet, Inc., Class A	5.2%
Advanced Micro Devices, Inc.	5.2%
Broadcom, Inc.	4.7%
Eli Lilly & Company	3.9%
Amazon.com, Inc.	3.8%
Microsoft Corporation	3.7%
JPMorgan Chase & Company	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated November 1, 2025, which is available at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ or 1-877-383-7259.

Effective July 1, 2025, the distribution frequency of dividends changed from quarterly to monthly.